U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Cash Accumulation Trust., 100
Mulberry Street, Gateway Center Three, Newark, New Jersey
07102-4077.



2
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3
Investment Company Act File Number: 	811-12435.
Securities Act File Number: 	2-91889.



4

(
a
)
Last day of fiscal year for which this Form is filed: 	September
30, 2002.



4

(
b
)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4

(
c
)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration
fee:





(
i
)
Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):
$
6
,
7
1
9
,
3
3
0
,
8
5
7




(
i
i
)
Aggregate price of
securities redeemed or
repurchased during the
fiscal year:
$
6
,
8
5
4
,
5
9
0
,
8
7
9





(
i
i
i
)
Aggregate price of
securities redeemed or
repurchased during any
prior fiscal year ending no
earlier than October 11,
1995 that were not
previously used to reduce
registration fees payable to
the Commission:
$
0








(
i
v
)
Total available
redemption credits [add
Items 5(ii) and 5(iii)]:


$

6
,
8
5
4
,
5
9
0
,
8
7
9





(
v
)
Net sales - If Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(i)]:
$
0





(
v
i
)
Redemption credits
available for use in future
years - if Item 5(i) is less
than Item 5(iv)[subtract
Item 5(iv) from Item
(5(i)]:
$
(
1
3
5
..
2
6
0
..
0
2
2

)



(
v
i
i
)
Multiplier for
determining registration
fee (See instruction C.9):
x

..
0
0
0
0
9
2




(
v
i
i
i
)
Registration fee due
[multiply Item 5(v) by
Item 5(vii)] enter  " 0 "  if
no fee is due.
=

$
0




6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .



7
Interest due - if this Form
is being filed more than
90 days after the end of
the of the issuer's fiscal
year (See Instruction D):
+

$
0




	8
	Total amount of the
registration fee due plus
any interest due [line
5(viii) plus line 7]:
	=

$
0




	9
	Date the registration fee
and any interest payment
was sent to the
Commission's lockbox
depository: 	N/A





	Method of Delivery:
N/A





		[  ] Wire
Transfer
		[  ] Mail or other
means